Tax matters - Schedule of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 19,170	€ 20,767	€ 20,787	€ 19,440
Deferred tax liabilities	6,276	6,086	6,428	6,462
Banco Popular Espanol, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Portion already submitted for conversion					€ 995
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,367	2,393	1,778	1,250
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,803	18,374	19,009	18,190
Deferred tax liabilities	6,276	6,086	6,428	6,462
Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,412	2,059	1,792
Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,797	2,594	3,169
Investments in Group companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	403	378	359
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,309	11,099	10,660
Monetizable | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,309	11,099	10,660	€ 10,473
Monetizable | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,880	8,248	7,696
Monetizable | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,429	2,851	2,964
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,861	9,668	10,127
Other | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,367	2,393	1,778
Other | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,494	7,275	8,349
Other | Non-deductible provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,784	1,965	2,182
Other | Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,486	1,543	1,535
Other | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,103	1,577	1,232
Other | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	423	665	560
Other | Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 885	€ 1,060	€ 1,270